New Frontiers Trust 30195 Chagrin Blvd., Suite 118N Pepper Pike, OH 44124

June 1, 2012

Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

Re:	New Frontiers Trust (the “Registrant”);
File Nos. 333-170791 and 811-22498

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 2, which was filed with the Commission on May 25, 2012 and (ii) that Post-Effective Amendment No. 2 has been filed electronically with the Commission.

Very truly yours, New Frontiers Trust By: /s/ Rakesh Mehra Rakesh Mehra, President